Business combinations, acquisitions, non-controlling interest and spin-off, Summary of Consolidated Statements of Comprehensive Income (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of information about consolidated structured entities [line items]
Operating revenues	$ 943,638,406	$ 52,521	$ 869,220,584	$ 816,012,844
Operating costs and expenses	752,234,518	41,868	689,120,494	648,229,329
Operating income	191,403,888	10,653	180,100,090	167,783,515
Net income	88,117,047	4,905	27,591,466	80,789,642
Total comprehensive income	41,540,981	2,314	67,035,882	35,372,469
Net income attributable to:
Equity holders of the parent	82,819,082		22,902,025	76,110,617
Non-controlling interest	5,297,965	295	4,689,441	4,679,025
Net income	88,117,047	4,905	27,591,466	80,789,642
Comprehensive income attributable to:
Equity holders of the parent	36,448,139	2,031	54,502,177	34,578,854
Non-controlling interest	5,092,842	283	12,533,705	793,615
Total comprehensive income (loss) for the year	41,540,981	2,314	67,035,882	35,372,469
Non-controlling interest	5,297,965	$ 295	4,689,441	4,679,025
Telekom Austria [Member]
Disclosure of information about consolidated structured entities [line items]
Operating revenues	120,957,188		107,519,342	100,762,884
Operating costs and expenses	104,167,213		92,510,372	85,320,071
Operating income	16,789,975		15,008,970	15,442,813
Net income	12,091,402		11,027,066	10,929,263
Total comprehensive income	13,746,204		12,426,457	3,621,780
Net income attributable to:
Equity holders of the parent	7,368,500		6,682,402	6,380,385
Non-controlling interest	4,722,902		4,344,664	4,548,878
Net income	12,091,402		11,027,066	10,929,263
Comprehensive income attributable to:
Equity holders of the parent	8,376,937		7,530,433	2,114,356
Non-controlling interest	5,369,267		4,896,024	1,507,424
Total comprehensive income (loss) for the year	13,746,204		12,426,457	3,621,780
Non-controlling interest	4,722,902		4,344,664	4,548,878
EuroTeleSites AG [Member]
Disclosure of information about consolidated structured entities [line items]
Net income	725,971		589,135	126,103
Net income attributable to:
Non-controlling interest	312,168		253,328	52,485
Net income	725,971		589,135	126,103
Comprehensive income attributable to:
Net assets	8,731,211		7,198,455
Non-controlling interest	$ 312,168		$ 253,328	$ 52,485